Deferred tax balances - Schedule of deferred tax positions included in consolidated financial statements (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Losses and interest carried forward	€ 759	€ 654	€ 658
Tax credits	17	20	6
Intangible assets	24	12	16
Tangible assets	132	5	5
Leases	17
Trade and other receivables	15	20	17
Other	54	18	5
Total deferred tax assets	1,018	729	707	€ 542
Offset of deferred taxes assets	(374)	(28)	(36)
Net deferred tax assets	644	701	671
Intangible assets (Deferred tax liabilities)	(78)	(134)	(110)
Tangible assets (Deferred tax liabilities)	(171)	(59)	(83)
Deferred revenue (Deferred tax liabilities)	(200)
Partnership basis (Deferred tax liabilities)	(337)
Other (Deferred tax liabilities)	(43)	(47)	(48)
Total deferred tax liabilities	(829)	(240)	(241)	€ (477)
Offset of deferred taxes liabilities	374	28	36
Net deferred tax liabilities	€ (455)	€ (212)	€ (205)